CASH AND CASH EQUIVALENTS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and bank balances	$ 4,691,157	$ 1,327,274	$ 9,588,415	$ 8,424,265	$ 1,387,908